Note 13 - Derivative Financial Instruments - Derivatives Not Designated as Hedging Instruments by Account Type (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Derivative asset, current	$ 196,627	$ 1,437,398
Interest rate swap contracts	0	705,970
Total derivative assets	196,627	2,143,368
Current liabilities- derivatives	1,287,720	0
Noncurrent liabilities- derivatives	17,769	0
Total derivative liabilities	1,305,489	0
Interest Rate Swap [Member]
Derivative asset, current	196,627	1,396,568
Interest rate swap contracts	0	705,970
Noncurrent liabilities- derivatives	17,769	0
Freight Forward Agreements [Member]
Derivative asset, current	0	40,830
Current liabilities- derivatives	$ 1,287,720	$ 0